Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary Of Material Accounting Policies
Schedule of New Standards, Improvements, Amendments and Interpretations, mandatory as of the dates indicated

Next Standard Improvements and Amendments		Mandatory for years beginning in:
Amendments to IAS 1	Presentation of financial statements and accounting policies, classification and liquidation of current and non-current liabilities (non-current liabilities with covenants).	January 1, 2024
Amendments to IAS 7 - IFRS 16	Information to be disclosed on supplier financing agreements.	January 1, 2024
Amendments to IFRS 16	Sale and leaseback leases.	January 1, 2024
Amendments to IAS 21	Lack of exchangeability	January 1, 2025

Schedule of Gains (losses) derived from net monetary position

	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Gains (losses) derived from net monetary position	(5,668,787)	910,811	3,115,880

Schedule of exchange rates of foreign currencies used for financial statements

Chilean Pesos as per unit of foreign currency or adjustable unit		As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
		Ch$	Ch$	Ch$
Foreign currencies
US Dollar	USD	877.12	855.86	844.69
Cumulative monthly average US Dollar	Average USD	839.79	872.33	759.27
Euro	EUR	970.05	915.95	955.64
Argentine Peso	ARS	1.08	4.83	8.22
Uruguayan Peso	UYU	22.48	21.36	18.91
Canadian Dollar	CAD	663.98	632.61	660.79
Sterling Pound	GBP	1,118.20	1,033.90	1,139.32
Paraguayan Guarani	PYG	0.12	0.12	0.12
Swiss Franc	CHF	1,044.56	927.36	923.66
Bolivian	BOB	126.02	122.97	121.36
Australian Dollar	AUD	599.21	583.01	612.23
Danish Krone	DKK	130.14	123.18	128.51
Brazilian Real	BRL	180.80	161.96	151.68
Colombian Peso	COP	0.23	0.18	0.21
Yuan	CYN	123.15	123.69	132.54
Adjustment units
Unidad de fomento (*)	UF	36,789.36	35,110.98	30,991.74
Unidad indexada (**)	UI	132.13	118.93	98.26
Chilean Pesos as per unit of foreign currency or adjustable unit

Schedule of Index used in hyperinflationary economies

Index used in hyperinflationary economies	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021

Argentina Consumer Price Index	3,520.08	1,138.64	578.87
Index percentage variation of Argentina Consumer Price Index	209.1%	95.5%	50.0%

Summary of significant accounting policies (Details 4)

Type of Assets	Number of years
Land	Indefinite
Buildings and Constructions	20 to 60
Machinery and equipment	10 to 25
Furmiture and accesories	5 to 10
Others equipments (coolers)	5 to 8
Glass containers, plastics and containers	3 to 12
Vines in production	30